Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Number of shares issued [member]	Capital [Member]	Revaluation surplus [member]	Other equity interest [member]	Valuation Accounts [member]	Retained Earnings Prior Year [Member]	Retained earnings1 [member]	Provision for mandatory dividends [member]	Total Attributable to Equity Holders of the Bank [Member]	Non controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2018		$ 1,862,826	$ 451,011	$ 839,120	$ 16,159	$ (69,355)	$ 171,331	$ (51,614)	$ 3,219,478	$ 218,082	$ 3,437,560
Beginning Balance at Dec. 31, 2018	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Distribution of prior year's net income						171,331	(171,331)
Ending Balance at Jan. 01, 2019		1,862,826	451,011	839,120	16,159	101,976		(51,614)	3,219,478	218,082	$ 3,437,560
Ending Balance at Jan. 01, 2019	512,407,000,000
Beginning Balance at Dec. 31, 2018		1,862,826	451,011	839,120	16,159	(69,355)	171,331	(51,614)	3,219,478	218,082	$ 3,437,560
Beginning Balance at Dec. 31, 2018	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings											$ (175)
Ending Balance at Dec. 31, 2019		1,862,826	451,011	744,838	47,117	50,537	113,684	(38,120)	3,231,893	94,445	$ 3,326,338
Ending Balance at Dec. 31, 2019	512,407,000,000										512,406,760,091
Beginning Balance at Jan. 01, 2019		1,862,826	451,011	839,120	16,159	101,976		(51,614)	3,219,478	218,082	$ 3,437,560
Beginning Balance at Jan. 01, 2019	512,407,000,000
Disclosure of equity [line items]
Distribution of prior year's net income						(51,614)		51,614
Provision for mandatory dividends								(38,120)	(38,120)		(38,120)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings					(175)	175
Comprehensive income (loss) for the period					31,133		113,684		144,817	27,894	172,711
Increase participation in Colombia				(94,282)					(94,282)	(151,531)	(245,813)
Ending Balance at Dec. 31, 2019		1,862,826	451,011	744,838	47,117	50,537	113,684	(38,120)	3,231,893	94,445	$ 3,326,338
Ending Balance at Dec. 31, 2019	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Distribution of prior year's net income						113,684	(113,684)
Ending Balance at Jan. 01, 2020		1,862,826	451,011	744,838	47,117	164,221		(38,120)	3,231,893	94,445	$ 3,326,338
Ending Balance at Jan. 01, 2020	512,407,000,000
Beginning Balance at Dec. 31, 2019		1,862,826	451,011	744,838	47,117	50,537	113,684	(38,120)	3,231,893	94,445	$ 3,326,338
Beginning Balance at Dec. 31, 2019	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings											$ (377)
Ending Balance at Dec. 31, 2020		1,862,826	451,011	744,838	26,824	37,533	(808,784)		2,314,248	69,087	$ 2,383,335
Ending Balance at Dec. 31, 2020	512,407,000,000										512,406,760,091
Beginning Balance at Jan. 01, 2020		1,862,826	451,011	744,838	47,117	164,221		(38,120)	3,231,893	94,445	$ 3,326,338
Beginning Balance at Jan. 01, 2020	512,407,000,000
Disclosure of equity [line items]
Distribution of prior year's net income						(127,065)			(127,065)		(127,065)
Provision for mandatory dividends								38,120	38,120		38,120
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings					(377)	377
Comprehensive income (loss) for the period					(19,916)		(808,784)		(828,700)	(25,358)	(854,058)
Ending Balance at Dec. 31, 2020		1,862,826	451,011	744,838	26,824	37,533	(808,784)		2,314,248	69,087	$ 2,383,335
Ending Balance at Dec. 31, 2020	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Distribution of prior year's net income			(451,011)	(321,720)		(37,533)	808,784
Ending Balance at Jan. 01, 2021		1,862,826		423,118	26,824				2,312,768	69,087	$ 2,381,855
Ending Balance at Jan. 01, 2021	512,407,000,000
Beginning Balance at Dec. 31, 2020		1,862,826	451,011	744,838	26,824	$ 37,533	(808,784)		2,314,248	69,087	$ 2,383,335
Beginning Balance at Dec. 31, 2020	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings											$ (60,847)
Ending Balance at Dec. 31, 2021		2,688,131	744,838	467,279	(97,968)		273,410	(83,342)	3,247,510	77,711	$ 3,325,221
Ending Balance at Dec. 31, 2021	973,518,000,000										973,517,871,202
Beginning Balance at Jan. 01, 2021		1,862,826		423,118	26,824				2,312,768	69,087	$ 2,381,855
Beginning Balance at Jan. 01, 2021	512,407,000,000
Disclosure of equity [line items]
Capital increase		825,305							825,305		825,305
Capital increase (in units)	461,111,000,000
Provision for mandatory dividends								(83,342)	(83,342)		(83,342)
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge				44,161	(44,161)
Comprehensive income (loss) for the period					(80,631)		273,410		192,779	8,624	201,403
Ending Balance at Dec. 31, 2021		$ 2,688,131	$ 744,838	$ 467,279	$ (97,968)		$ 273,410	$ (83,342)	$ 3,247,510	$ 77,711	$ 3,325,221
Ending Balance at Dec. 31, 2021	973,518,000,000										973,517,871,202